Annual Total Returns - FidelityMichiganMunicipalIncomeFund-PRO - FidelityMichiganMunicipalIncomeFund-PRO - Fidelity Michigan Municipal Income Fund - Fidelity Michigan Municipal Income Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	3.61%
Annual Return 2016	(0.16%)
Annual Return 2017	5.57%
Annual Return 2018	0.90%
Annual Return 2019	7.16%
Annual Return 2020	5.11%
Annual Return 2021	1.54%
Annual Return 2022	(9.18%)
Annual Return 2023	6.00%
Annual Return 2024	1.95%